Business Combination (Tables)	12 Months Ended
Mar. 31, 2019
Successor [Member]
Schedule of Final Purchase Price Allocation at Fair Value

A summary of the final purchase price allocation at fair value as of January 11, 2017 is as below:

Cash	$85,742
Accounts receivable, net	89,650
Inventory	154,943
Other current assets	243,107
Property and equipment, net	11,578
Intangible asset, net	320,000
Goodwill	16,999
Accrued expenses and other payable	(15,216)
Advance from customers	(240,139)
Income tax payable	(13,864)
Deferred tax liability	(52,800)
$600,000